Deferred Expenses - Summary of Amounts Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of amounts arising from insurance contracts [abstract]
DPAC for insurance contracts and investment contracts with discretionary participation features	€ 9,972	€ 10,457
Deferred cost of reinsurance	389	23
Deferred transaction costs for investment management services	442	431
Deferred expenses	10,804	10,910	[1]	€ 10,135
Current	882	957
Non-current	€ 9,921	€ 9,953

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.